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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    September 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:            Directed Services, LLC
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   Address:         1475 Dunwoody Drive
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                    West Chester, PA 19380
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Form 13F File Number: 28-14593
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Maria M. Anderson
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Title:       Vice President
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Phone:       480-477-2169
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Signature, Place, and Date of Signing:

           Maria Anderson             Scottsdale, Arizona    November 12, 2012
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           [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/X/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-11918                    American Century Companies, Inc.
    28-139                      Ameriprise Financial, Inc.
    28-04011                    BAMCO, Inc
    28-04295                    BlackRock Advisors, LLC
    28-12016                    BlackRock Investment Management LLC.
    28-06044                    CBRE Clarion Securities LLC
    28-10477                    Columbia Management Advisors Inc.
    28-04121                    Davis Selected Advisers, LP
    28-451                      Fidelity Management & Research Company
    28-0105                     Fidelity Management Trust Company
    28-03578                    Franklin Advisers, Inc.
    28-06145                    Franklin Mutual Advisers, LLC
    28-00734                    Franklin Resources, Inc.
    28-04981                    Goldman Sachs Group, Inc.
    28-01217                    ING Investment Management Co., LLC
    28-11246                    Invesco Advisers, Inc.
    28-11937                    J.P. Morgan Investment Management Inc.
    28-06748                    Marsico Capital Management, LLC
    28-04968                    Massachusetts Financial Services Company
    28-03432                    Morgan Stanley
    28-11866                    Morgan Stanley Investment Management Inc.
    28-00203                    OppenheimerFunds, Inc
    28-04037                    Pioneer Investment Management, Inc.
    28-115                      T. Rowe Price Associates, Inc.
    28-05454                    Templeton Global Advisors Limited
    28-01074                    Templeton Investment Counsel, LLC
    28-06605                    Thornburg Investment Management, Inc
    28-2682                     UBS Global Asset Management (Americas) Inc.